BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash	$ 220,111	$ 105,065	$ 9,543
Accounts Receivable	3,591
Note Receivable	11,500
Inventory	113,074	113,174	31,449
Prepaids and other current assets	12,684	13,577	0
Current Assets:
Total Current Assets	360,960	231,816
Other Assets	65,000	0
Total Assets	425,960	231,816	40,992
Current Liabilities:
Credit card payable	23,081	25,188	0
Accrued Expenses	11,442
Accrued interest payable - related party	5,694	3,173	0
Note payable to related party	735,050	735,050	195,050
Current portion of long-term Note payable to related party	63,456	63,456	27,034
Total current liabilities	838,723	826,867	222,084
Note payable to related party - long-term, net of current portion		0	36,422
Total liabilities		826,867	258,506
Stockholders' Equity (Deficit):
Common stock, par value $0.0001 per share; 5,000,000,000 shares authorized as of December 31, 2022 and 2021; 37,428,394 and 37,103,394 shares issued and outstanding as of December 31, 2022 and 2021, respectively	4,321	3,742	3,710
Additional paid-in capital	648,783	236,842	74,374
Accumulated deficit	(1,071,510)	(841,298)	(301,261)
Total stockholders' deficit	(412,763)	(595,051)	(217,514)
Total liabilities and stockholders' deficit	425,960	231,816	40,992
Undesignated Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock	0	0	0
Class A Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit):
Preferred stock	$ 5,643	$ 5,663	$ 5,663